Commitments and Contingencies (Details) $ in Thousands	Aug. 08, 2022 USD ($)	Aug. 27, 2021 board_member	May 24, 2021 USD ($)	Apr. 09, 2021 USD ($)
Loss Contingencies [Line Items]
Termination fee				$ 100
Damages sought (no less than)			$ 10,600
DCA Litigation
Loss Contingencies [Line Items]
Damages sought (no less than)	$ 18,394			$ 100
McIntosh v. Katapult Holdings, Inc., et all | Officer | Pending Litigation | FinServ
Loss Contingencies [Line Items]
Number of defendants | board_member		2
McIntosh v. Katapult Holdings, Inc., et all | Officer | Pending Litigation | Legacy Katapult
Loss Contingencies [Line Items]
Number of defendants | board_member		2